Change In Benefit Obligations Change In Plan Assets Funded Status Amounts Recognized On Balance Sheet And Amounts Recognized In Accumulated Other Comprehensive Loss Pretax (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liabilities	$ (33,280)	$ (27,682)
Pension
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	23,032	26,773
Service cost	327	395	358
Interest cost	1,035	1,002	1,449
Plan amendments	(89)	(149)
Actuarial (gain) loss, net	2,977	(2,327)
Benefits paid	(1,566)	(1,777)
Curtailment and termination benefits	11	4
Settlements paid	(407)	(889)
End of year	25,320	23,032	26,773
Beginning of year	17,111	18,282
Actual return on plan assets	1,778	1,388
Company contributions	1,632	107
Benefits paid	(1,566)	(1,777)
Settlements paid	(407)	(889)
End of year	18,548	17,111	18,282
End of year	(6,772)	(5,921)
Noncurrent assets	337	339
Current liabilities	(122)	(137)
Noncurrent liabilities	(6,987)	(6,123)
Total	(6,772)	(5,921)
Prior Service Benefit (Cost)	(56)	25
Total	(56)	25
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	23,042	26,844
Service cost	258	318	359
Interest cost	1,107	1,095	1,284
Plan amendments	(412)	(119)
Actuarial (gain) loss, net	4,645	(3,576)
Benefits paid	(1,543)	(1,520)
End of year	27,097	23,042	26,844
Beginning of year	3,053	2,657
Actual return on plan assets	193	556
Company contributions	732	1,360
Benefits paid	(1,543)	(1,520)
End of year	2,435	3,053	2,657
End of year	(24,662)	(19,989)
Current liabilities	(528)	(710)
Noncurrent liabilities	(24,134)	(19,279)
Total	(24,662)	(19,989)
Prior Service Benefit (Cost)	(2,280)	(2,120)
Total	$ (2,280)	$ (2,120)